United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
        Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies


                                    811-7129

                      (Investment Company Act File Number)


                     Federated Managed Allocation Portfolios
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments





Federated Conservative Allocation Fund
Portfolio of Investments
August 31, 2004 (unaudited)



                                                                              Value in
    Shares                                                                    U.S. Dollars
                  Mutual Funds--99.8%1
    4,433,662     Capital Appreciation Core Fund                        $     46,816,187
    68,222        Emerging Markets Fixed Income Core Fund                     1,037,976
    1,486,144     Federated Intermediate Corporate Bond Fund, IS
                  Shares                                                      15,203,249
    168,294       Federated International Bond Fund, Class A Shares           1,940,431
    799,109       Federated International Capital Appreciation
                  Fund,  Class A Shares                                       6,600,642
    1,476,160     Federated Mortgage Core Portfolio                           15,071,597
    434,084       Federated U.S. Government Bond Fund                         5,009,326
    380,019       Federated U.S. Government Securities Fund 2-5
                  Years, IS Shares                                            4,347,420
    611,458       High Yield Bond Portfolio                                   4,231,289
    2,820,855     Prime Value Obligations Fund, IS Shares                     2,820,855
                  Total Investments---99.8% (identified cost
                  $101,625,476)2                                              103,078,972
                  other assets and liabilities---net--0.2%                     222,536
                  total net assets---100%                               $     103,301,508


1    Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $101,628,392. The net unrealized appreciation of investments for federal tax purposes was $1,450,580. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,430,553 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,979,973.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.










Federated Growth Allocation Fund
Portfolio of Investments
August 31, 2004 (unaudited)


                                                                              Value in
                                                                              U.S.
    Shares                                                                    Dollars
                 Mutual Funds--100%1
    6,062,061    Capital Appreciation Core Fund                        $      64,010,873
    6,521        Emerging Markets Fixed Income Core Fund                      99,210
    142,025      Federated Intermediate Corporate Bond Fund, IS
                 Shares                                                       1,452,914
    16,085       Federated International Bond Fund,  Class A Shares           185,457
    1,050,888    Federated International Capital Appreciation Fund,
                 Class A Shares                                               8,680,338
    141,077      Federated Mortgage Core Portfolio                            1,440,400
    41,491       Federated U.S. Government Bond Fund                          478,809
    36,320       Federated U.S. Government Securities Fund: 2-5
                 Years , IS Shares                                            415,504
    58,434       High Yield Bond Portfolio                                    404,364
    1,333,899    Prime Value Obligations Fund, IS Shares                      1,333,899
                 Total Investments--100%
                 (identified cost $76,338,942)2                               78,501,768
                 Other assets and liabilities--net--0.0%                        29,680
                 Total Net assets--100%                                 $      78,531,448


1    Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $76,339,284. The net unrealized appreciation of investments for federal tax purpose was $2,162,484. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,704,650 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,542,166.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.










Federated Moderate Allocation Fund
Portfolio of Investments
August 31, 2004 (unaudited)



      Shares                                                                 Value
                     Mutual Funds--100.4%1
      8,613,797      Capital Appreciation Core Fund                      $   90,955,324
      54,009         Emerging Markets Fixed Income Core Fund                 821,726
      1,175,920      Federated Intermediate Corporate Bond Fund, IS
                     Shares                                                  12,029,657
      133,050        Federated International Bond Fund, Class A
                     Shares                                                  1,534,068
      1,410,617      Federated International Capital Appreciation
                     Fund, Class A Shares                                    11,651,696
      1,167,993      Federated Mortgage Core Portfolio                       11,925,208
      343,698        Federated U.S. Government Bond Fund                     3,966,278
      300,441        Federated U.S. Government Securities Fund 2-5
                     Years, IS Shares                                        3,437,049
      483,781        High Yield Bond Portfolio                               3,347,766
      1,965,489      Prime Value Obligations Fund, IS Shares                 1,965,489
                     Total Investments--99.4%
                      (identified cost $138,412,795)2                        141,634,261
                     other assets and liabilities - net--(0.4)%               (513,323)
                     total net assets--100%                               $   141,120,938


1    Affiliated companies.

2 The cost of investments for federal tax purposes amounts to $138,415,082. The net unrealized appreciation of investing for federal tax was $3,219,179. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,823,783 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,604,604. Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.


















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004